UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Retirement 2025 Fund

Investor Class (TRRHX)

This semi-annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - Investor Class	$28	0.54%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,779,647
Number of Portfolio Holdings	31

Portfolio Turnover Rate	6.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	45.2%
Domestic Bond Funds	28.7
International Equity Funds	14.1
International Bond Funds	11.3
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.1%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.1
T. Rowe Price Value Fund	8.8
T. Rowe Price Growth Stock Fund	8.1
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price Equity Index 500 Fund	5.7
T. Rowe Price Hedged Equity Fund	5.3
T. Rowe Price International Bond Fund (USD Hedged)	4.7
T. Rowe Price Overseas Stock Fund	4.0
T. Rowe Price International Value Equity Fund	3.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F157-053 1/25

Retirement 2025 Fund

Investor Class (TRRHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Retirement 2025 Fund

Advisor Class (PARJX)

This semi-annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - Advisor Class	$41	0.79%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,779,647
Number of Portfolio Holdings	31

Portfolio Turnover Rate	6.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	45.2%
Domestic Bond Funds	28.7
International Equity Funds	14.1
International Bond Funds	11.3
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.1%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.1
T. Rowe Price Value Fund	8.8
T. Rowe Price Growth Stock Fund	8.1
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price Equity Index 500 Fund	5.7
T. Rowe Price Hedged Equity Fund	5.3
T. Rowe Price International Bond Fund (USD Hedged)	4.7
T. Rowe Price Overseas Stock Fund	4.0
T. Rowe Price International Value Equity Fund	3.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F279-053 1/25

Retirement 2025 Fund

Advisor Class (PARJX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Retirement 2025 Fund

R Class (RRTNX)

This semi-annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - R Class	$54	1.04%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,779,647
Number of Portfolio Holdings	31

Portfolio Turnover Rate	6.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	45.2%
Domestic Bond Funds	28.7
International Equity Funds	14.1
International Bond Funds	11.3
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.1%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.1
T. Rowe Price Value Fund	8.8
T. Rowe Price Growth Stock Fund	8.1
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price Equity Index 500 Fund	5.7
T. Rowe Price Hedged Equity Fund	5.3
T. Rowe Price International Bond Fund (USD Hedged)	4.7
T. Rowe Price Overseas Stock Fund	4.0
T. Rowe Price International Value Equity Fund	3.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F479-053 1/25

Retirement 2025 Fund

R Class (RRTNX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Retirement 2025 Fund

I Class (TREHX)

This semi-annual shareholder report contains important information about Retirement 2025 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2025 Fund - I Class	$20	0.38%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,779,647
Number of Portfolio Holdings	31

Portfolio Turnover Rate	6.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	45.2%
Domestic Bond Funds	28.7
International Equity Funds	14.1
International Bond Funds	11.3
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.1%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.1
T. Rowe Price Value Fund	8.8
T. Rowe Price Growth Stock Fund	8.1
T. Rowe Price U.S. Large-Cap Core Fund	5.7
T. Rowe Price Equity Index 500 Fund	5.7
T. Rowe Price Hedged Equity Fund	5.3
T. Rowe Price International Bond Fund (USD Hedged)	4.7
T. Rowe Price Overseas Stock Fund	4.0
T. Rowe Price International Value Equity Fund	3.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1566-053 1/25

Retirement 2025 Fund

I Class (TREHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRRHX Retirement 2025 Fund
PARJX Retirement 2025 Fund–
.
Advisor Class
RRTNX Retirement 2025 Fund–
.
R Class
TREHX Retirement 2025 Fund–
.
I Class

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 16.51 $ 15.32 $ 17.36 $ 20.86 $ 16.94 $ 16.73
Investment activities
Net investment
income
(1)(2)
0.16 0.35 0.37 0.28 0.20 0.31
Net realized and
unrealized gain/loss 1.02 1.87 (0.56) (1.66) 4.73 0.78
Total from
investment activities 1.18 2.22 (0.19) (1.38) 4.93 1.09
Distributions
Net investment
income — (0.36) (0.35) (0.27) (0.25) (0.36)
Net realized gain — (0.67) (1.50) (1.85) (0.76) (0.52)
Total distributions — (1.03) (1.85) (2.12) (1.01) (0.88)
NET ASSET VALUE
End of period $ 17.69 $ 16.51 $ 15.32 $ 17.36 $ 20.86 $ 16.94

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)(4)
7.15% 14.90% (0.63)% (7.60)% 29.64% 6.28%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(4)
0.54%
(5)
0.54% 0.55% 0.55% 0.61% 0.08%
Net expenses after
payments by Price
Associates
(4)
0.54%
(5)
0.54% 0.55% 0.55% 0.61% 0.08%
Weighted average
net expenses of
underlying Price
Funds
(6)
0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.54%
Effective net
expenses 0.54%
(5)
0.54% 0.55% 0.55% 0.61% 0.62%
Net investment
income
(4)
1.86%
(5)
2.22% 2.34% 1.41% 1.04% 1.81%
Portfolio turnover
rate
(4)
6.1% 31.5% 23.2% 34.7% 33.1% 19.4%
Net assets, end of
period (in millions) $7,244 $7,436 $10,076 $11,694 $14,670 $12,952
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying
Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 16.37 $ 15.20 $ 17.23 $ 20.71 $ 16.83 $ 16.62
Investment activities
Net investment
income
(1)(2)
0.14 0.30 0.33 0.23 0.15 0.27
Net realized and
unrealized gain/loss 1.01 1.86 (0.56) (1.64) 4.70 0.77
Total from
investment activities 1.15 2.16 (0.23) (1.41) 4.85 1.04
Distributions
Net investment
income — (0.32) (0.30) (0.22) (0.21) (0.31)
Net realized gain — (0.67) (1.50) (1.85) (0.76) (0.52)
Total distributions — (0.99) (1.80) (2.07) (0.97) (0.83)
NET ASSET VALUE
End of period $ 17.52 $ 16.37 $ 15.20 $ 17.23 $ 20.71 $ 16.83

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)(4)
7.03% 14.60% (0.88)% (7.81)% 29.33% 6.03%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(4)
0.79%
(5)
0.79% 0.80% 0.81% 0.86% 0.33%
Net expenses after
payments by Price
Associates
(4)
0.79%
(5)
0.79% 0.80% 0.81% 0.86% 0.33%
Weighted average
net expenses of
underlying Price
Funds
(6)
0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.54%
Effective net
expenses 0.79%
(5)
0.79% 0.80% 0.81% 0.86% 0.87%
Net investment
income
(4)
1.60%
(5)
1.92% 2.09% 1.19% 0.78% 1.56%
Portfolio turnover
rate
(4)
6.1% 31.5% 23.2% 34.7% 33.1% 19.4%
Net assets, end of
period (in millions) $747 $780 $823 $1,024 $1,338 $1,213
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying
Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 16.06 $ 14.94 $ 16.97 $ 20.43 $ 16.64 $ 16.44
Investment activities
Net investment
income
(1)(2)
0.11 0.26 0.29 0.18 0.10 0.22
Net realized and
unrealized gain/loss 1.00 1.82 (0.55) (1.62) 4.64 0.77
Total from
investment activities 1.11 2.08 (0.26) (1.44) 4.74 0.99
Distributions
Net investment
income — (0.29) (0.27) (0.17) (0.19) (0.27)
Net realized gain — (0.67) (1.50) (1.85) (0.76) (0.52)
Total distributions — (0.96) (1.77) (2.02) (0.95) (0.79)
NET ASSET VALUE
End of period $ 17.17 $ 16.06 $ 14.94 $ 16.97 $ 20.43 $ 16.64

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)(4)
6.91% 14.27% (1.14)% (8.03)% 28.98% 5.80%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(4)
1.04%
(5)
1.04% 1.05% 1.06% 1.11% 0.58%
Net expenses after
payments by Price
Associates
(4)
1.04%
(5)
1.04% 1.05% 1.06% 1.11% 0.58%
Weighted average
net expenses of
underlying Price
Funds
(6)
0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.54%
Effective net
expenses 1.04%
(5)
1.04% 1.05% 1.06% 1.11% 1.12%
Net investment
income
(4)
1.36%
(5)
1.68% 1.85% 0.93% 0.53% 1.31%
Portfolio turnover
rate
(4)
6.1% 31.5% 23.2% 34.7% 33.1% 19.4%
Net assets, end of
period (in millions) $774 $781 $783 $894 $1,135 $1,012
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying
Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
11/30/24
11/13/23
(1)
Through
5/31/24
NET ASSET VALUE
Beginning of period $ 16.53 $ 15.57
Investment activities
Net investment income
(2)(3)
0.17 0.13
Net realized and unrealized gain/loss 1.03 1.86
Total from investment activities 1.20 1.99
Distributions
Net investment income — (0.36)
Net realized gain — (0.67)
Total distributions — (1.03)
NET ASSET VALUE
End of period $ 17.73 $ 16.53
Ratios/Supplemental Data
Total return
(3)(4)(5)
7.26% 13.22%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.38%
(6)
0.38%
(6)
Net expenses after payments by Price Associates
(5)
0.38%
(6)
0.38%
(6)
Net investment income
(5)
2.03%
(6)
1.50%
(6)
Portfolio turnover rate
(5)
6.1% 31.5%
Net assets, end of period (in millions) $11,015 $10,758
0% 0%

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement 2025 Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
11/30/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 40.0%
T. Rowe Price Funds:
New Income Fund  2,494,238 214,968 195,234 322,370,916 2,585,415
Limited Duration Inflation Focused
Bond Fund  1,682,770 251,831 132,938 388,813,982 1,796,321
International Bond Fund (USD
Hedged)  862,570 85,283 52,605 107,600,042 923,208
U.S. Treasury Long-Term Index
Fund  637,633 14,356 61,224 83,879,674 631,614
Dynamic Global Bond Fund  570,420 27,312 29,706 73,222,629 566,743
Emerging Markets Bond Fund  538,500 18,974 44,273 57,117,209 532,332
High Yield Fund  502,467 19,251 39,617 83,267,470 497,107
Dynamic Credit Fund  185,232 18,869 8,263 22,268,416 197,521
Floating Rate Fund  194,253 8,198 33,830 18,201,477 169,820
Total Bond Mutual Funds (Cost $8,808,287) 7,900,081
EQUITY MUTUAL FUNDS 59.3%
T. Rowe Price Funds:
Value Fund  1,723,057 3,306 122,137 33,303,140 1,737,425
Growth Stock Fund  1,590,381 3,648 126,071 14,055,983 1,607,864
U.S. Large-Cap Core Fund  1,134,730 1,288 95,638 24,558,657 1,127,734
Equity Index 500 Fund  1,092,848 8,640 71,934 7,068,766 1,123,722
Hedged Equity Fund  1,016,169 2,183 67,445 80,277,332 1,054,041
Overseas Stock Fund  881,257 1,669 72,500 59,526,687 790,514
International Value Equity Fund  829,567 1,723 53,102 42,831,483 761,972
Real Assets Fund  761,138 2,624 49,723 48,398,885 754,539
International Stock Fund  735,871 1,355 59,409 33,643,462 689,691
Mid-Cap Growth Fund  427,842 815 43,663 3,608,930 422,822
Mid-Cap Value Fund  402,107 1,040 34,853 10,508,174 410,659
Emerging Markets Discovery Stock
Fund  300,983 610 21,847 20,251,750 291,018
Small-Cap Value Fund  239,934 458 14,716 4,208,925 265,499
Small-Cap Stock Fund  236,681 1,346 24,829 3,489,236 245,921
Emerging Markets Stock Fund  245,745 654 11,191 7,005,012 241,953
New Horizons Fund (2) 182,417 372 16,161 2,991,119 196,038
Total Equity Mutual Funds (Cost $7,212,384) 11,721,412
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,084 97,250 96,574 27,493 2,763
Total Other Mutual Funds (Cost $2,750) 2,763

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
11/30/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds  0.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.68% (3) 266,265 418,815 536,971 148,108,643 148,109
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.543%,
12/26/24 (4) 24,000,000 23,927
Total Short-Term Investments (Cost $172,034) 172,036
Total Investments in Securities
100.1% of Net Assets (Cost $16,195,455) $ 19,796,292
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 591 MSCI EAFE Index contracts 12/24 (68,902) $ 3,216
Short, 1,011 Russell 2000 E-Mini Index contracts 12/24 (123,575) (12,881)
Short, 444 S&P 500 E-Mini Index contracts 12/24 (134,343) (3,267)
Net payments (receipts) of variation margin to date 10,703
Variation margin receivable (payable) on open futures contracts $ (2,229)

T. ROWE PRICE Retirement 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (16) $ 1,683 $ 7,123
Dynamic Global Bond Fund  (1,640) (1,283) 15,598
Emerging Markets Bond Fund  (5,090) 19,131 17,931
Emerging Markets Discovery Stock Fund  (753) 11,272 —
Emerging Markets Stock Fund  (260) 6,745 —
Equity Index 500 Fund  53,565 94,168 7,371
Floating Rate Fund  (737) 1,199 7,871
Growth Stock Fund  90,846 139,906 —
Hedged Equity Fund  14,487 103,134 —
High Yield Fund  (2,232) 15,006 18,270
International Bond Fund (USD Hedged)  (3,765) 27,960 16,919
International Stock Fund  10,020 11,874 —
International Value Equity Fund  18,641 (16,216) —
Limited Duration Inflation Focused Bond Fund  (6,436) (5,342) 66,061
Mid-Cap Growth Fund  8,036 37,828 —
Mid-Cap Value Fund  9,669 42,365 —
New Horizons Fund  1,559 29,410 —
New Income Fund  (14,018) 71,443 62,667
Overseas Stock Fund  17,658 (19,912) —
Real Assets Fund  3,281 40,500 —
Small-Cap Stock Fund  7,918 32,723 —
Small-Cap Value Fund  3,044 39,823 —
Transition Fund  (309) 3 —
U.S. Large-Cap Core Fund  29,953 87,354 —
U.S. Treasury Long-Term Index Fund  (16,014) 40,849 12,925
Value Fund  44,649 133,199 —
U.S. Treasury Money Fund, 4.68% — — 5,216
Totals $ 262,056# $ 944,822 $ 237,952+

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $237,952 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2025 Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $16,195,455) $ 19,796,292
Receivable for investment securities sold 8,436
Receivable for shares sold 6,030
Total assets 19,810,758
Liabilities
Payable for shares redeemed 14,465
Investment management and administrative fees payable 7,800
Variation margin payable on futures contracts 2,229
Other liabilities 6,617
Total liabilities 31,111
NET ASSETS $ 19,779,647
Net Assets Consist of:
Total distributable earnings (loss) $ 3,880,714
Paid-in capital applicable to 1,118,422,445 shares of
$0.0001 par value capital stock outstanding; 30,000,000,000
shares of the Corporation authorized 15,898,933
NET ASSETS $ 19,779,647
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $7,243,864; Shares outstanding:
409,483,458) $ 17.69
Advisor Class
(Net assets: $747,034; Shares outstanding: 42,632,947) $ 17.52
R Class
(Net assets: $773,938; Shares outstanding: 45,063,711) $ 17.17
I Class
(Net assets: $11,014,811; Shares outstanding:
621,242,329) $ 17.73

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 237,952
Interest 676
Total income 238,628
Expenses
Investment management and administrative expense 44,837
Rule 12b-1 fees
Advisor Class $ 968
R Class 1,951 2,919
Miscellaneous 1
Total expenses 47,757
Net investment income 190,871
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 262,056
Futures (9,563)
Net realized gain 252,493
Change in net unrealized gain / loss
Underlying Price Funds 944,822
Securities (7)
Futures (9,845)
Change in net unrealized gain / loss 934,970
Net realized and unrealized gain / loss 1,187,463
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,378,334

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 190,871 $ 278,009
Net realized gain 252,493 504,847
Change in net unrealized gain / loss 934,970 1,106,999
Increase in net assets from operations 1,378,334 1,889,855
Distributions to shareholders
Net earnings
Investor Class – (613,532)
Advisor Class – (48,974)
R Class – (47,743)
I Class – (1,398)
Decrease in net assets from distributions – (711,647)
Capital share transactions
*
Shares sold
Investor Class 476,429 1,073,362
Advisor Class 53,529 132,742
R Class 25,419 70,555
I Class 798,578 3,508,169
Shares issued in connection with fund acquisition
I Class – 7,859,242
Distributions reinvested
Investor Class – 605,829
Advisor Class – 48,353
R Class – 47,743
I Class – 1,398
Shares redeemed
Investor Class (1,177,266) (5,020,030)
Advisor Class (138,894) (285,166)
R Class (84,771) (177,849)
I Class (1,306,487) (970,198)
Increase (decrease) in net assets from capital
share transactions (1,353,463) 6,894,150

T. ROWE PRICE Retirement 2025 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase during period 24,871 8,072,358
Beginning of period 19,754,776 11,682,418
End of period $ 19,779,647 $ 19,754,776
*Share information (000s)
Shares sold
Investor Class 27,986 67,465
Advisor Class 3,162 8,414
R Class 1,531 4,561
I Class 46,876 217,283
Shares issued in connection with fund acquisition
I Class – 493,362
Distributions reinvested
Investor Class – 38,785
Advisor Class – 3,119
R Class – 3,135
I Class – 89
Shares redeemed
Investor Class (68,909) (313,549)
Advisor Class (8,161) (18,080)
R Class (5,097) (11,488)
I Class (76,370) (59,998)
Increase (decrease) in shares outstanding (78,982) 433,098

T. ROWE PRICE Retirement 2025 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
2025 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying
Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has four classes of shares: the Retirement 2025 Fund
(Investor Class), Retirement 2025 Fund–Advisor Class (Advisor Class),
Retirement 2025 Fund–R Class (R Class) and Retirement 2025 Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price

T. ROWE PRICE Retirement 2025 Fund

Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class annually.
A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended November 30, 2024, the fund realized $93,212,000 of net gain on $325,155,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the

T. ROWE PRICE Retirement 2025 Fund

NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing NAV per share on the day of valuation.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker

T. ROWE PRICE Retirement 2025 Fund

dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy

T. ROWE PRICE Retirement 2025 Fund

based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 7,900,081 $ — $ — $ 7,900,081
Equity Mutual Funds 11,721,412 — — 11,721,412
Other Mutual Funds 2,763 — — 2,763
Short-Term Investments 148,109 23,927 — 172,036
Total Securities 19,772,365 23,927 — 19,796,292
Futures Contracts* 3,216 — — 3,216
Total $ 19,775,581 $ 23,927 $ — $ 19,799,508
Liabilities
Futures Contracts* $ 16,148 $ — $ — $ 16,148
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2025 Fund

the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.
Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s futures contracts held as of November 30, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 3,216
*
Total $ 3,216
*
Liabilities
Equity derivatives Futures $ 16,148
Total $ 16,148
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2025 Fund

Additionally, the amount of gains and losses on futures recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-
traded futures. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $15,753,000 had been posted by the fund for exchange-traded derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (9,563)
Total $ (9,563)
Change in Unrealized
Gain (Loss)
Equity derivatives $ (9,845)
Total $ (9,845)

T. ROWE PRICE Retirement 2025 Fund

Futures Contracts  A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the six months ended November 30, 2024, aggregated $1,206,838,000 and $2,053,355,000, respectively.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE Retirement 2025 Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $16,508,877,000. Net unrealized gain aggregated $3,274,483,000 at period-end, of which $4,512,299,000 related to appreciated investments and $1,237,816,000 related to depreciated investments.
NOTE 6 - ACQUISITION
On February 20, 2024, the fund acquired substantially all of the assets of the
T. Rowe Price Retirement I 2025 Fund (the acquired fund), pursuant to the
Agreement and Plan of Reorganization dated June 26, 2023. The acquired fund had the same investment objectives, investment strategies and policies, investment glide paths, and eligible underlying Price Funds as the fund. The acquired fund was available only to institutional investors and required an initial investment of $500,000; the same as the fund’s I Class investment minimum. In addition, management fee of the acquired fund and the fund’s
I Class was the same. Accordingly, it no longer made sense to offer both funds.
The Boards of the acquired fund and the fund approved the reorganization, and the acquired fund’s Board approved the liquidation and dissolution of the acquired fund. The acquisition was accomplished by a tax-free exchange of
493,362,033 shares of the fund’s I Class with a value of $7,859,242,000 for all 568,670,746 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the NYSE on the immediately preceding business day, February 16, 2024. The net assets of the acquired fund at that date included $370,508,000 of unrealized appreciation.
Assets of the acquired fund, including securities of $7,852,709,000, receivables and other assets of $6,533,000, were combined with those of the fund, resulting in aggregate net assets of $19,731,896,000 immediately after the acquisition.
The net assets received, and shares issued by the fund were recorded at fair value; however, the historical cost basis of investments of the acquired fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains or losses with amounts distributable to shareholders for tax purposes.

T. ROWE PRICE Retirement 2025 Fund

Pro forma results of operations of the combined entity for the entire year ended May 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49% for the
Investor Class, Advisor Class, and R Class and 0.46% to 0.34% for the
I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage;
nonrecurring, extraordinary expenses; acquired fund fees and expenses; and
any 12b-1 fees applicable to a class. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At November 30, 2024, the effective annual all-inclusive fee rate was
0.54% for the Investor Class, Advisor Class, and R Class and 0.38% for the
I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting
($000s)
Net investment income $ 436,625
Net realized gain (loss) 599,650
Change in net unrealized gain/loss 1,693,864
Increase (decrease) in net assets from operations $ 2,730,139

T. ROWE PRICE Retirement 2025 Fund

and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
November 30, 2024, the fund held approximately 27% of outstanding shares of the T. Rowe Price Hedged Equity Fund, and less than 25% of any other underlying Price Fund.
As of November 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,002,681 shares of the I Class, representing less than 1%
of the I Class's net assets.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in

T. ROWE PRICE Retirement 2025 Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F157-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025